Discontinued operations - Summary of Cash Flow from Discontinued Operations (Detail) - Discontinued operations [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow (outflow) from operating activities	€ 4,646	€ (167)	€ (5,614)
Net cash inflow (outflow) from investing activities	(4)	31	(23)
Net cash inflow (outflow) from financing activities	(3,275)	(1,835)	1,700
Net cash inflow (outflow) from discontinued operations	€ 1,367	€ (1,972)	€ (3,937)